Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Colchester Street Trust
Prospectus Date	rr_ProspectusDate	May 30, 2015
Select | Prime Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst_SupplementTextBlock	Supplement to the
Fidelity® Institutional Money Market Funds
Select Class
May 30, 2015
Prospectus

The following information supplements information for Government Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces the similar information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading Principal Investment Strategies on pages 4, 21, and 25, respectively.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 21, and 25, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the similar information for Money Market Portfolio and Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 8 and 13, respectively.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Money Market Portfolio and Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 8 and 13, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Effective June 30, 2016, the following information replaces the similar information for Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 17.

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements information for Treasury Only Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 21.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities.

The following information supplements information for Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 25.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.